Pioneer Short Term Income Fund
Schedule of Investments  |  May 31, 2022

A: STABX	C: PSHCX	C2: STIIX	K: STIKX	Y: PSHYX

Schedule of Investments  |  5/31/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 100.6%
	Senior Secured Floating Rate Loan Interests — 2.2% of Net Assets*(a)
	Advertising Sales — 0.2%
445,466	Lamar Media Corp., Term B Loan, 2.428% (LIBOR + 150 bps), 2/5/27	$ 429,132
267,201	Outfront Media Capital LLC (Outfront Media Capital Corporation), Extended Term Loan, 2.81% (LIBOR + 175 bps), 11/18/26	259,185
	Total Advertising Sales	$688,317
	Airlines — 0.1%
250,000	Air Canada, Term Loan, 4.25% (LIBOR + 350 bps), 8/11/28	$ 244,219
	Total Airlines	$244,219
	Applications Software — 0.1%
248,750	RealPage, Inc., First Lien Initial Term Loan, 4.31% (LIBOR + 325 bps), 4/24/28	$ 239,283
	Total Applications Software	$239,283
	Auto Parts & Equipment — 0.0%†
125,034	TI Group Automotive Systems, LLC, Refinancing US Term Loan, 4.256% (LIBOR + 325 bps), 12/16/26	$ 120,658
	Total Auto Parts & Equipment	$120,658
	Cable & Satellite Television — 0.1%
235,662	Virgin Media Bristol LLC, Facility N, 3.375% (LIBOR + 250 bps), 1/31/28	$ 230,713
	Total Cable & Satellite Television	$230,713
	Chemicals-Specialty — 0.1%
311,637	Element Solutions Inc (Macdermid, Incorporated), Tranche B-1 Term Loan, 3.06% (LIBOR + 200 bps), 1/31/26	$ 309,533
234,233	Tronox Finance LLC, First Lien Refinancing Term Loan, 3.256% (LIBOR + 225 bps), 3/10/28	226,872
	Total Chemicals-Specialty	$536,405
	Computer Data Security — 0.1%
248,750	Magenta Buyer LLC, First Lien Initial Term Loan, 6.23% (LIBOR + 500 bps), 7/27/28	$ 229,783
	Total Computer Data Security	$229,783
	Containers-Paper & Plastic — 0.1%†
440,100	Berry Global, Inc., Term Z Loan, 2.594% (LIBOR + 175 bps), 7/1/26	$ 431,930
1Pioneer Short Term Income Fund  |  | 5/31/22

Principal Amount USD ($)		Value
	Containers-Paper & Plastic — (continued)
11,654	Trident TPI Holdings, Inc., Tranche B-3 Delayed Draw Term Loan, 5.06% (LIBOR + 400 bps), 9/15/28	$ 11,182
130,709	Trident TPI Holdings, Inc., Tranche B-3 Initial Term Loan, 5.06% (LIBOR + 400 bps), 9/15/28	125,411
	Total Containers-Paper & Plastic	$568,523
	Diagnostic Equipment — 0.1%
248,125	Curia Global, Inc., First Lien 2021 Term Loan, 4.989% (LIBOR + 375 bps), 8/30/26	$ 239,551
	Total Diagnostic Equipment	$239,551
	Direct Marketing — 0.0%†
78,889	Red Ventures, LLC (New Imagitas, Inc.), First Lien Term B-2 Loan, 3.56% (LIBOR + 250 bps), 11/8/24	$ 75,092
	Total Direct Marketing	$75,092
	Disposable Medical Products — 0.1%
250,000	Sotera Health Holdings, LLC, First Lien Refinancing Loan, 3.81% (LIBOR + 275 bps), 12/11/26	$ 243,281
	Total Disposable Medical Products	$243,281
	Electric-Generation — 0.0%†
300,401	Eastern Power, LLC (Eastern Covert Midco, LLC), Term Loan, 4.756% (LIBOR + 375 bps), 10/2/25	$ 216,617
	Total Electric-Generation	$216,617
	Electronic Composition — 0.0%†
61,918	ON Semiconductor Corp., 2019 New Replacement Term B-4 Loan, 3.06% (LIBOR + 200 bps), 9/19/26	$ 61,128
	Total Electronic Composition	$61,128
	Enterprise Software & Services — 0.0%†
58,166	Verint Systems, Inc., Refinancing Term Loan, 2.80% (LIBOR + 200 bps), 6/28/24	$ 57,294
	Total Enterprise Software & Services	$57,294
	Finance-Leasing Company — 0.2%
248,116	Avolon TLB Borrower 1 (US) LLC, 2021 Term B-5 Loan, 3.177% (LIBOR + 225 bps), 12/1/27	$ 240,424
296,471	Delos Finance S.a r.l., 2018 New Loan, 2.756% (LIBOR + 175 bps), 10/6/23	295,112
270,000	Setanta Aircraft Leasing DAC, Loan, 3.006% (LIBOR + 200 bps), 11/5/28	263,588
	Total Finance-Leasing Company	$799,124
Pioneer Short Term Income Fund  |  | 5/31/222

Schedule of Investments  |  5/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Gambling (Non-Hotel) — 0.1%
249,375	Bally's Corporation, Term B Facility Loan, 4.05% (LIBOR + 325 bps), 10/2/28	$ 239,712
	Total Gambling (Non-Hotel)	$239,712
	Hotels & Motels — 0.1%
247,249	Hilton Worldwide Finance, LLC, Refinanced Series B-2 Term Loan, 2.756% (LIBOR + 175 bps), 6/22/26	$ 241,435
	Total Hotels & Motels	$241,435
	Medical Labs & Testing Services — 0.1%
243,153	Phoenix Guarantor Inc., First Lien Tranche B-1 Term Loan, 4.31% (LIBOR + 325 bps), 3/5/26	$ 234,339
	Total Medical Labs & Testing Services	$234,339
	Medical-Drugs — 0.0%†
139,151	Endo Luxembourg Finance Company I S.a r.l., 2021 Term Loan, 6.062% (LIBOR + 500 bps), 3/27/28	$ 108,513
	Total Medical-Drugs	$108,513
	Metal Processors & Fabrication — 0.0%†
148,611	WireCo WorldGroup, Inc., Initial Term Loan, 5.688% (LIBOR + 425 bps), 11/13/28	$ 145,360
	Total Metal Processors & Fabrication	$145,360
	Metal-Iron — 0.0%†
106,675	TMS International Corp., Term B-2 Loan, 3.989% (LIBOR + 275 bps), 8/14/24	$ 101,875
	Total Metal-Iron	$101,875
	Paper & Related Products — 0.0%†
29,583	Sylvamo Corp., Term Loan B, 5.56% (LIBOR + 450 bps), 8/18/28	$ 28,548
	Total Paper & Related Products	$28,548
	Physical Therapy & Rehabilitation Centers — 0.1%
248,125	Upstream Newco, Inc., First Lien August 2021 Incremental Term Loan, 5.065% (Term SOFR + 425 bps), 11/20/26	$ 235,305
	Total Physical Therapy & Rehabilitation Centers	$235,305
	Pipelines — 0.1%
423,770	Centurion Pipeline Company, LLC, Initial Term Loan, 4.31% (LIBOR + 325 bps), 9/29/25	$ 415,163
	Total Pipelines	$415,163
3Pioneer Short Term Income Fund  |  | 5/31/22

Principal Amount USD ($)		Value
	Rental Auto & Equipment — 0.0%†
122,822	Fly Funding II S.a r.l., Replacement Loan, 3.13% (LIBOR + 175 bps), 8/11/25	$ 118,999
	Total Rental Auto & Equipment	$118,999
	Retail — 0.2%
248,750	Pilot Travel Centers LLC, Initial Tranche B Term Loan, 3.134% (Term SOFR + 200 bps), 8/4/28	$ 241,210
248,264	RVR Dealership Holdings, LLC, Term Loan, 5.168% (Term SOFR + 375 bps), 2/8/28	223,437
74,738	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 5.786% (LIBOR + 450 bps), 9/12/24	71,599
249,375	Whatabrands LLC, Initial Term B Loan, 4.31% (LIBOR + 325 bps), 8/3/28	238,894
	Total Retail	$775,140
	Retail-Restaurants — 0.1%
423,677	1011778 B.C. Unlimited Liability Co., Term B-4 Loan, 2.81% (LIBOR + 175 bps), 11/19/26	$ 409,643
	Total Retail-Restaurants	$409,643
	Telecommunication Equipment — 0.0%†
204,750	Commscope, Inc., Initial Term Loan, 4.31% (LIBOR + 325 bps), 4/6/26	$ 194,768
	Total Telecommunication Equipment	$194,768
	Telephone-Integrated — 0.0%†
151,798	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 2.81% (LIBOR + 175 bps), 3/1/27	$ 146,042
	Total Telephone-Integrated	$146,042
	Veterinary Diagnostics — 0.2%
944,525	Elanco Animal Health Incorporated, Term Loan, 2.55% (LIBOR + 175 bps), 8/1/27	$ 916,020
	Total Veterinary Diagnostics	$916,020
	Total Senior Secured Floating Rate Loan Interests (Cost $9,226,055)	$8,860,850

	Asset Backed Securities — 23.2% of Net Assets
135,156(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 1.075% (1 Month USD LIBOR + 20 bps), 6/15/41 (144A)	$ 131,748
Pioneer Short Term Income Fund  |  | 5/31/224

Schedule of Investments  |  5/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
89,063(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 1.105% (1 Month USD LIBOR + 23 bps), 11/15/40 (144A)	$ 87,242
1,500,000	A10 Bridge Asset Financing LLC, Series 2019-B, Class D, 4.523%, 8/15/40 (144A)	1,420,075
500,000(a)	ABPCI Direct Lending Fund CLO X LP, Series 2020-10A, Class D, 6.563% (3 Month USD LIBOR + 550 bps), 1/20/32 (144A)	474,506
500,000	ACC Auto Trust, Series 2022-A, Class D, 10.07%, 3/15/29 (144A)	496,499
1,500,000	ACC Trust, Series 2019-2, Class C, 5.24%, 10/21/24 (144A)	1,499,509
789,795	Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40 (144A)	746,152
1,000,000	ACM Auto Trust, Series 2022-1A, Class C, 5.48%, 4/20/29 (144A)	999,557
1,000,000	ACM Auto Trust, Series 2022-1A, Class D, 8.58%, 4/20/29 (144A)	997,173
750,000(a)	ACREC, Ltd., Series 2021-FL1, Class A, 2.086% (1 Month USD LIBOR + 115 bps), 10/16/36 (144A)	733,365
1,500,000	AM Capital Funding LLC, Series 2018-1, Class A, 4.98%, 12/15/23 (144A)	1,496,686
800,000	American Credit Acceptance Receivables Trust, Series 2021-3, Class F, 3.64%, 5/15/28 (144A)	746,082
500,000	Amur Equipment Finance Receivables VII LLC, Series 2019-1A, Class E, 4.47%, 3/20/25 (144A)	491,169
500,000	Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class E, 5.02%, 12/20/28 (144A)	473,551
1,500,000	Aqua Finance Trust, Series 2019-A, Class C, 4.01%, 7/16/40 (144A)	1,452,194
500,000	Aqua Finance Trust, Series 2020-AA, Class C, 3.97%, 7/17/46 (144A)	475,523
788,850	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 7/17/46 (144A)	742,254
1,300,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class D, 3.775% (1 Month USD LIBOR + 290 bps), 11/15/36 (144A)	1,245,542
500,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class E, 4.275% (1 Month USD LIBOR + 340 bps), 11/15/36 (144A)	486,433
500,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class E, 4.149% (SOFR30A + 375 bps), 1/15/37 (144A)	493,452
5Pioneer Short Term Income Fund  |  | 5/31/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,000,000	Avid Automobile Receivables Trust, Series 2019-1, Class C, 3.14%, 7/15/26 (144A)	$ 996,844
1,050,000	Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28 (144A)	947,668
1,170,000	BHG Securitization Trust, Series 2021-B, Class D, 3.17%, 10/17/34 (144A)	1,011,708
375,433	Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.446%, 7/15/46 (144A)	306,396
909,647	BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B, 3.78%, 9/26/33 (144A)	881,596
1,000,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class B1, 3.576% (3 Month USD LIBOR + 275 bps), 12/15/28 (144A)	985,410
1,000,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class D, 6.226% (3 Month USD LIBOR + 540 bps), 12/15/28 (144A)	966,538
500,000(a)	BSPRT Issuer, Ltd., Series 2021-FL7, Class D, 3.625% (1 Month USD LIBOR + 275 bps), 12/15/38 (144A)	478,778
714,041	BXG Receivables Note Trust, Series 2018-A, Class C, 4.44%, 2/2/34 (144A)	702,711
309,345	BXG Receivables Note Trust, Series 2020-A, Class B, 2.49%, 2/28/36 (144A)	293,114
800,000(a)	CAL Receivables LLC, Series 2022-1, Class B, 0.000% (SOFR30A + 435 bps), 10/15/22 (144A)	784,104
500,000	CarNow Auto Receivables Trust, Series 2021-1A, Class C, 2.16%, 2/17/26 (144A)	486,953
1,250,000	CarNow Auto Receivables Trust, Series 2022-1A, Class B, 4.89%, 3/16/26 (144A)	1,243,244
500,000	Carvana Auto Receivables Trust, Series 2019-4A, Class E, 4.70%, 10/15/26 (144A)	495,311
227,084	Carvana Auto Receivables Trust, Series 2021-N3, Class N, 2.53%, 6/12/28 (144A)	226,895
283,166	Carvana Auto Receivables Trust, Series 2021-P4, Class N, 2.15%, 9/11/28 (144A)	281,990
78,257(a)	CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 1.626% (1 Month USD LIBOR + 62 bps), 1/25/33	76,767
62,928(a)	Chase Funding Trust Series, Series 2003-3, Class 2A2, 1.546% (1 Month USD LIBOR + 54 bps), 4/25/33	61,750
51,886(b)	Chase Funding Trust Series, Series 2003-6, Class 1A7, 4.904%, 11/25/34	50,812
1,250,000	CIG Auto Receivables Trust, Series 2021-1A, Class C, 1.79%, 4/12/27 (144A)	1,188,157
500,000	Commercial Equipment Finance LLC, Series 2021-A, Class C, 3.55%, 12/15/28 (144A)	474,418
Pioneer Short Term Income Fund  |  | 5/31/226

Schedule of Investments  |  5/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
19,860	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	$ 19,751
8,701	Conn's Receivables Funding LLC, Series 2020-A, Class A, 1.71%, 6/16/25 (144A)	8,695
1,190,296	Continental Credit Card ABS LLC, Series 2019-1A, Class A, 3.83%, 8/15/26 (144A)	1,187,474
1,000,000	Continental Credit Card ABS LLC, Series 2019-1A, Class B, 4.95%, 8/15/26 (144A)	993,176
572,000	Continental Credit Card ABS LLC, Series 2019-1A, Class C, 6.16%, 8/15/26 (144A)	563,784
121,003(a)	Countrywide Asset-Backed Certificates, Series 2004-SD3, Class A2, 2.106% (1 Month USD LIBOR + 110 bps), 9/25/34 (144A)	114,466
500,000	Credito Real USA Auto Receivables Trust, Series 2021-1A, Class B, 2.87%, 2/16/27 (144A)	475,567
519,000	Crossroads Asset Trust, Series 2021-A, Class D, 2.52%, 1/20/26 (144A)	492,404
420,225	Diamond Resorts Owner Trust, Series 2019-1A, Class B, 3.53%, 2/20/32 (144A)	414,027
140,075	Diamond Resorts Owner Trust, Series 2019-1A, Class D, 5.25%, 2/20/32 (144A)	136,140
1,000,000(a)	Ellington CLO III, Ltd., Series 2018-3A, Class C, 3.313% (3 Month USD LIBOR + 225 bps), 7/20/30 (144A)	970,347
1,250,000(a)	Ellington CLO IV, Ltd., Series 2019-4A, Class CR, 3.794% (3 Month USD LIBOR + 275 bps), 4/15/29 (144A)	1,220,219
500,000	Elm Trust, Series 2020-3A, Class A2, 2.954%, 8/20/29 (144A)	484,644
500,000	Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56%, 7/17/28	493,686
33,976	FCI Funding LLC, Series 2019-1A, Class B, 0.000%, 2/18/31 (144A)	33,977
500,000(c)	Finance of America HECM Buyout, Series 2022-HB1, Class M3, 5.084%, 2/25/32 (144A)	481,507
1,000,000(a)	Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1TR, 2.594% (3 Month USD LIBOR + 155 bps), 10/15/33 (144A)	980,114
500,000(a)	Fortress Credit Opportunities VI CLO, Ltd., Series 2015-6A, Class A1TR, 2.349% (3 Month USD LIBOR + 136 bps), 7/10/30 (144A)	496,366
317,400	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	296,421
94,495(a)	Freddie Mac Structured Pass-Through Certificates, Series T-20, Class A7, 1.306% (1 Month USD LIBOR + 30 bps), 12/25/29	93,811
7Pioneer Short Term Income Fund  |  | 5/31/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,000,000	Freed ABS Trust, Series 2021-3FP, Class D, 2.37%, 11/20/28 (144A)	$ 899,558
750,000	Genesis Sales Finance Master Trust, Series 2021-AA, Class D, 2.09%, 12/21/26 (144A)	713,385
52,760(c)	Gold Key Resorts LLC, Series 2014-A, Class C, 5.87%, 3/17/31 (144A)	52,420
500,000(a)	Gracie Point International Funding, Series 2021-1A, Class C, 3.462% (1 Month USD LIBOR + 240 bps), 11/1/23 (144A)	493,408
600,000(a)	Gracie Point International Funding, Series 2022-1A, Class D, 4.787% (SOFR30A + 450 bps), 4/1/24 (144A)	598,257
21,729(a)	GSAA Home Equity Trust, Series 2005-8, Class A3, 1.866% (1 Month USD LIBOR + 86 bps), 6/25/35	21,779
142,350	HIN Timeshare Trust, Series 2020-A, Class D, 5.50%, 10/9/39 (144A)	139,405
900,000	HOA Funding LLC - HOA, Series 2021-1A, Class B, 7.432%, 8/20/51 (144A)	781,001
1,378,060	Home Partners of America Trust, Series 2021-2, Class B, 2.302%, 12/17/26 (144A)	1,261,731
987,426	Horizon Funding LLC, Series 2019-1A, Class A1, 4.21%, 9/15/27 (144A)	981,872
500,000(a)	ICG US CLO, Ltd., Series 2016-1A, Class DRR, 8.679% (3 Month USD LIBOR + 744 bps), 4/29/34 (144A)	439,791
1,000,000	LendingPoint Asset Securitization Trust, Series 2020-REV1, Class B, 4.494%, 10/15/28 (144A)	998,067
617,248	LFS LLC, Series 2021-A, Class A, 2.46%, 4/15/33 (144A)	598,793
814,321	LFS LLC, Series 2021-B, Class A, 2.40%, 12/15/33 (144A)	783,043
1,000,000	LL ABS Trust, Series 2022-1A, Class C, 5.88%, 11/15/29 (144A)	994,445
455,373	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46 (144A)	420,956
915,613	Marlette Funding Trust, Series 2019-2A, Class C, 4.11%, 7/16/29 (144A)	915,612
1,000,000	Marlette Funding Trust, Series 2021-1A, Class D, 2.47%, 6/16/31 (144A)	931,014
1,080,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class B, 2.33%, 3/20/26 (144A)	1,037,290
1,000,000	Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24%, 9/15/26 (144A)	970,537
208,092	Mosaic Solar Loan Trust, Series 2019-2A, Class C, 4.35%, 9/20/40 (144A)	207,672
248,796	Mosaic Solar Loan Trust, Series 2019-2A, Class D, 6.18%, 9/20/40 (144A)	247,335
Pioneer Short Term Income Fund  |  | 5/31/228

Schedule of Investments  |  5/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
120,514	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	$ 117,688
4,606(c)	New Century Home Equity Loan Trust, Series 2004-A, Class AII9, 5.47%, 8/25/34	5,331
188,013(a)	Newtek Small Business Loan Trust, Series 2017-1, Class B, 4.006% (1 Month USD LIBOR + 300 bps), 2/25/43 (144A)	187,185
823,545	NMEF Funding LLC, Series 2019-A, Class B, 3.06%, 8/17/26 (144A)	822,931
1,000,000	NMEF Funding LLC, Series 2019-A, Class D, 4.39%, 8/17/26 (144A)	988,111
167,758(a)	NovaStar Mortgage Funding Trust Series, Series 2003-1, Class A2, 1.786% (1 Month USD LIBOR + 78 bps), 5/25/33	161,030
176,230	Oasis Securitization Funding LLC, Series 2021-1A, Class A, 2.579%, 2/15/33 (144A)	174,934
740,119	Oasis Securitization Funding LLC, Series 2021-2A, Class B, 5.147%, 10/15/33 (144A)	729,067
1,000,000	Octane Receivables Trust, Series 2022-1A, Class D, 5.54%, 2/20/29 (144A)	978,898
400,000	Oportun Funding XIV LLC, Series 2021-A, Class C, 3.44%, 3/8/28 (144A)	378,857
1,000,000	Oportun Issuance Trust, Series 2021-C, Class C, 3.61%, 10/8/31 (144A)	903,187
556,228	Orange Lake Timeshare Trust, Series 2019-A, Class A, 3.06%, 4/9/38 (144A)	539,305
628,004	Orange Lake Timeshare Trust, Series 2019-A, Class D, 4.93%, 4/9/38 (144A)	596,677
1,000,000(a)	Owl Rock CLO II, Ltd., Series 2019-2A, Class ALR, 2.613% (3 Month USD LIBOR + 155 bps), 4/20/33 (144A)	978,786
1,119,598	Oxford Finance Funding LLC, Series 2019-1A, Class B, 5.438%, 2/15/27 (144A)	1,118,823
500,000(a)	Palmer Square Loan Funding, Ltd., Series 2020-1A, Class B, 3.378% (3 Month USD LIBOR + 190 bps), 2/20/28 (144A)	479,078
250,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 2.834% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	237,579
750,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class D, 2.75%, 7/15/27 (144A)	677,828
750,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class E, 5.21%, 5/15/28 (144A)	681,332
9Pioneer Short Term Income Fund  |  | 5/31/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
454,884	PEAR LLC, Series 2020-1, Class A, 3.75%, 12/15/32 (144A)	$ 445,019
878,503	PEAR LLC, Series 2021-1, Class A, 2.60%, 1/15/34 (144A)	845,413
1,500,000	Perimeter Master Note Business Trust, Series 2019-2A, Class B, 5.21%, 5/15/24 (144A)	1,481,932
1,000,000	PG Receivables Finance, Series 2020-1, Class A1, 3.968%, 7/20/25 (144A)	971,953
1,000,000	PG Receivables Finance, Series 2020-1, Class B, 4.705%, 7/20/25 (144A)	971,953
500,000	Purchasing Power Funding LLC, Series 2021-A, Class C, 2.53%, 10/15/25 (144A)	474,952
500,000	Purchasing Power Funding LLC, Series 2021-A, Class D, 4.37%, 10/15/25 (144A)	495,753
492,954(a)	ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A, 3.50% (PRIME + -50 bps), 12/27/44 (144A)	477,172
750,000	Santander Bank Auto Credit-Linked Notes Series, Series 2022-A, Class D, 9.965%, 5/15/32 (144A)	750,000
193,092	Santander Bank NA - SBCLN, Series 2021-1A, Class C, 3.268%, 12/15/31 (144A)	188,524
575,000	Santander Bank NA - SBCLN, Series 2021-1A, Class D, 5.004%, 12/15/31 (144A)	545,336
108,393	Small Business Lending Trust, Series 2019-A, Class C, 4.31%, 7/15/26 (144A)	108,385
850,000	Small Business Lending Trust, Series 2020-A, Class C, 5.01%, 12/15/26 (144A)	837,247
11,898(a)	Soﬁ Professional Loan Program LLC, Series 2016-C, Class A1, 2.106% (1 Month USD LIBOR + 110 bps), 10/27/36 (144A)	11,899
2,000,000(a)	Sound Point CLO V-R LTD, Series 2014-1RA, Class B, 2.794% (3 Month USD LIBOR + 175 bps), 7/18/31 (144A)	1,935,388
500,000(a)	Sound Point CLO XVI, Ltd., Series 2017-2A, Class D, 4.784% (3 Month USD LIBOR + 360 bps), 7/25/30 (144A)	433,098
451,431	Stonepeak ABS, Series 2021-1A, Class AA, 2.301%, 2/28/33 (144A)	420,968
0(b)	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-2XS, Class 1A5B, 5.15%, 2/25/35	0
38,373	Structured Receivables Finance LLC, Series 2010-B, Class A, 3.73%, 8/15/36 (144A)	37,899
1,400,000	Tidewater Auto Receivables Trust, Series 2020-AA, Class D, 2.31%, 3/15/27 (144A)	1,374,168
Pioneer Short Term Income Fund  |  | 5/31/2210

Schedule of Investments  |  5/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,250,000	Tidewater Auto Receivables Trust, Series 2020-AA, Class E, 3.35%, 7/17/28 (144A)	$ 1,226,789
1,000,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class D, 1.92%, 5/15/26 (144A)	973,558
500,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class E, 3.23%, 9/15/26 (144A)	481,082
750,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29 (144A)	743,907
1,600,000(a)	TRTX Issuer, Ltd., Series 2019-FL3, Class C, 3.01% (1 Month Term SOFR + 221 bps), 10/15/34 (144A)	1,580,824
277,953	TVEST LLC, Series 2020-A, Class A, 4.50%, 7/15/32 (144A)	276,713
913,260	TVEST LLC, Series 2021-A, Class A, 2.35%, 9/15/33 (144A)	891,526
500,000	United Auto Credit Securitization Trust, Series 2020-1, Class D, 2.88%, 2/10/25 (144A)	500,447
2,000,000	United Auto Credit Securitization Trust, Series 2021-1, Class E, 2.58%, 6/10/26 (144A)	1,937,318
331,960	Upstart Pass-Through Trust Series, Series 2021-ST4, Class A, 2.00%, 7/20/27 (144A)	315,481
1,500,000	Upstart Securitization Trust, Series 2020-1, Class C, 4.899%, 4/22/30 (144A)	1,476,342
1,000,000	Veros Auto Receivables Trust, Series 2021-1, Class C, 3.64%, 8/15/28 (144A)	953,594
914,045	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	900,537
476,708	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	480,593
2,000,000	Westlake Automobile Receivables Trust, Series 2021-3A, Class D, 2.12%, 1/15/27 (144A)	1,879,786
720,708	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/46 (144A)	624,089
1,000,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class BR, 3.044% (3 Month USD LIBOR + 200 bps), 7/16/31 (144A)	973,924
1,000,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class DR, 6.044% (3 Month USD LIBOR + 500 bps), 7/16/31 (144A)	944,933
	Total Asset Backed Securities (Cost $97,075,894)	$93,798,952

11Pioneer Short Term Income Fund  |  | 5/31/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—17.0% of Net Assets
12,419(c)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 1.872%, 6/25/30	$ 12,508
295,386(a)	Bellemeade Re, Ltd., Series 2017-1, Class M2, 4.356% (1 Month USD LIBOR + 335 bps), 10/25/27 (144A)	295,632
882,577(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 2.856% (1 Month USD LIBOR + 185 bps), 10/25/28 (144A)	878,584
321,968(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 2.756% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	320,937
1,500,000(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 3.706% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	1,476,770
2,000,000(a)	Bellemeade Re, Ltd., Series 2019-3A, Class B1, 3.506% (1 Month USD LIBOR + 250 bps), 7/25/29 (144A)	1,947,495
781,621(a)	Bellemeade Re, Ltd., Series 2020-2A, Class M1C, 5.006% (1 Month USD LIBOR + 400 bps), 8/26/30 (144A)	782,931
351,539(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M1B, 3.856% (1 Month USD LIBOR + 285 bps), 10/25/30 (144A)	351,970
630,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M2, 5.856% (1 Month USD LIBOR + 485 bps), 10/25/30 (144A)	639,810
282,874(a)	Bellemeade Re, Ltd., Series 2020-4A, Class M2B, 4.606% (1 Month USD LIBOR + 360 bps), 6/25/30 (144A)	281,976
850,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class A2, 1.584% (SOFR30A + 100 bps), 9/25/31 (144A)	830,159
255,421(c)	BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3, 2.406%, 5/25/60 (144A)	253,539
900,000(c)	BRAVO Residential Funding Trust, Series 2020-NQM1, Class B1, 5.086%, 5/25/60 (144A)	892,588
2,580,938(c)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.00%, 10/25/68 (144A)	2,483,329
500,000(c)	Cascade Funding Mortgage Trust, Series 2021-HB6, Class M3, 3.735%, 6/25/36 (144A)	463,725
250,000(c)	CFMT LLC, Series 2020-HB4, Class M2, 1.918%, 12/26/30 (144A)	243,435
500,000(c)	CFMT LLC, Series 2020-HB4, Class M4, 4.948%, 12/26/30 (144A)	487,627
800,000(c)	CFMT LLC, Series 2021-HB5, Class M3, 2.91%, 2/25/31 (144A)	756,695
1,000,000(c)	CFMT LLC, Series 2021-HB7, Class M2, 2.679%, 10/27/31 (144A)	952,375
600,000(c)	CFMT LLC, Series 2021-HB7, Class M3, 3.849%, 10/27/31 (144A)	568,229
1,338,515(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M3, 2.134% (SOFR30A + 155 bps), 2/25/50 (144A)	1,269,684
Pioneer Short Term Income Fund  |  | 5/31/2212

Schedule of Investments  |  5/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
897,200(c)	CHNGE Mortgage Trust, Series 2022-1, Class A1, 3.007%, 1/25/67 (144A)	$ 850,315
4,256	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series, Series 2005-4, Class 2A1, 5.00%, 7/25/20	4,207
1,073	Citigroup Mortgage Loan Trust, Inc., Series 2003-UP3, Class A1, 7.00%, 9/25/33	1,087
1,513,889(a)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2, 3.156% (1 Month USD LIBOR + 215 bps), 11/25/39 (144A)	1,475,697
1,530,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 4.656% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	1,450,316
2,130,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 4.656% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	2,025,446
330,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, 2.484% (SOFR30A + 190 bps), 12/25/41 (144A)	311,953
104,783	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2A1, 7.50%, 5/25/32	108,787
1,064,770(a)	Eagle Re, Ltd., Series 2019-1, Class M1B, 2.806% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	1,056,121
561,346(a)	Eagle Re, Ltd., Series 2020-2, Class M2, 6.606% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	561,760
480,000(a)	Eagle Re, Ltd., Series 2021-2, Class M1C, 4.034% (SOFR30A + 345 bps), 4/25/34 (144A)	452,374
1,620,000(a)	Eagle Re, Ltd., Series 2021-2, Class M2, 4.834% (SOFR30A + 425 bps), 4/25/34 (144A)	1,518,752
1,000,000(c)	Ellington Financial Mortgage Trust, Series 2020-1, Class A3, 3.999%, 5/25/65 (144A)	982,865
1,015,848(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1M2B, 3.206% (1 Month USD LIBOR + 220 bps), 1/25/30	1,018,460
201,484(c)	Fannie Mae Grantor Trust, Series 2004-T2, Class 2A, 3.398%, 7/25/43	206,751
11,240(a)	Fannie Mae REMICS, Series 1994-40, Class FC, 1.506% (1 Month USD LIBOR + 50 bps), 3/25/24	11,301
19,204(a)	Fannie Mae REMICS, Series 2001-72, Class FB, 1.906% (1 Month USD LIBOR + 90 bps), 12/25/31	19,526
12,616(a)	Fannie Mae REMICS, Series 2001-81, Class FL, 1.586% (1 Month USD LIBOR + 65 bps), 1/18/32	12,692
13Pioneer Short Term Income Fund  |  | 5/31/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
16,818(a)	Fannie Mae REMICS, Series 2002-93, Class FH, 1.506% (1 Month USD LIBOR + 50 bps), 1/25/33	$ 16,873
21,509(a)	Fannie Mae REMICS, Series 2003-42, Class JF, 1.506% (1 Month USD LIBOR + 50 bps), 5/25/33	21,579
34,160(a)	Fannie Mae REMICS, Series 2003-8, Class FJ, 1.356% (1 Month USD LIBOR + 35 bps), 2/25/33	34,205
29,424(a)	Fannie Mae REMICS, Series 2004-52, Class FW, 1.406% (1 Month USD LIBOR + 40 bps), 7/25/34	29,410
36,591(a)	Fannie Mae REMICS, Series 2005-83, Class KT, 1.306% (1 Month USD LIBOR + 30 bps), 10/25/35	36,416
39,012(a)	Fannie Mae REMICS, Series 2005-83, Class LF, 1.316% (1 Month USD LIBOR + 31 bps), 2/25/35	38,857
24,292(a)	Fannie Mae REMICS, Series 2006-33, Class FH, 1.356% (1 Month USD LIBOR + 35 bps), 5/25/36	24,187
39,988(a)	Fannie Mae REMICS, Series 2006-42, Class CF, 1.456% (1 Month USD LIBOR + 45 bps), 6/25/36	39,947
8,290(a)	Fannie Mae REMICS, Series 2006-82, Class F, 1.576% (1 Month USD LIBOR + 57 bps), 9/25/36	8,348
10,688(a)	Fannie Mae REMICS, Series 2007-110, Class FA, 1.626% (1 Month USD LIBOR + 62 bps), 12/25/37	10,791
17,075(a)	Fannie Mae REMICS, Series 2007-13, Class FA, 1.256% (1 Month USD LIBOR + 25 bps), 3/25/37	16,897
21,526(a)	Fannie Mae REMICS, Series 2007-2, Class FT, 1.256% (1 Month USD LIBOR + 25 bps), 2/25/37	21,306
11,346(a)	Fannie Mae REMICS, Series 2007-41, Class FA, 1.406% (1 Month USD LIBOR + 40 bps), 5/25/37	11,328
49,476(a)	Fannie Mae REMICS, Series 2007-50, Class FN, 1.246% (1 Month USD LIBOR + 24 bps), 6/25/37	49,063
38,301(a)	Fannie Mae REMICS, Series 2007-7, Class FJ, 1.206% (1 Month USD LIBOR + 20 bps), 2/25/37	37,852
14,921(a)	Fannie Mae REMICS, Series 2007-92, Class OF, 1.576% (1 Month USD LIBOR + 57 bps), 9/25/37	15,005
33,713(a)	Fannie Mae REMICS, Series 2008-88, Class FA, 2.226% (1 Month USD LIBOR + 122 bps), 10/25/38	34,917
210,862(a)	Fannie Mae Trust, Series 2005-W3, Class 2AF, 1.226% (1 Month USD LIBOR + 22 bps), 3/25/45	210,174
58,442(c)	Fannie Mae Trust, Series 2005-W3, Class 3A, 3.335%, 4/25/45	60,664
54,204(c)	Fannie Mae Trust, Series 2005-W4, Class 3A, 2.452%, 6/25/45	54,756
142,586(a)	Fannie Mae Whole Loan, Series 2007-W1, Class 1AF1, 1.266% (1 Month USD LIBOR + 26 bps), 11/25/46	141,404
Pioneer Short Term Income Fund  |  | 5/31/2214

Schedule of Investments  |  5/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
15,610(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3868, Class FA, 1.275% (1 Month USD LIBOR + 40 bps), 5/15/41	$ 15,578
35,851(a)	Freddie Mac REMICS, Series 2439, Class F, 1.875% (1 Month USD LIBOR + 100 bps), 3/15/32	36,553
58,518(a)	Freddie Mac REMICS, Series 2470, Class AF, 1.875% (1 Month USD LIBOR + 100 bps), 3/15/32	59,767
28,989(a)	Freddie Mac REMICS, Series 2916, Class NF, 1.125% (1 Month USD LIBOR + 25 bps), 1/15/35	28,881
14,518(a)	Freddie Mac REMICS, Series 3042, Class PF, 1.125% (1 Month USD LIBOR + 25 bps), 8/15/35	14,469
8,555(a)	Freddie Mac REMICS, Series 3102, Class FG, 1.175% (1 Month USD LIBOR + 30 bps), 1/15/36	8,534
42,550(a)	Freddie Mac REMICS, Series 3117, Class FE, 1.175% (1 Month USD LIBOR + 30 bps), 2/15/36	42,319
22,151(a)	Freddie Mac REMICS, Series 3173, Class FC, 1.295% (1 Month USD LIBOR + 42 bps), 6/15/36	22,143
45,620(a)	Freddie Mac REMICS, Series 3181, Class HF, 1.375% (1 Month USD LIBOR + 50 bps), 7/15/36	45,776
39,444(a)	Freddie Mac REMICS, Series 3239, Class EF, 1.225% (1 Month USD LIBOR + 35 bps), 11/15/36	39,281
18,654(a)	Freddie Mac REMICS, Series 3239, Class FB, 1.225% (1 Month USD LIBOR + 35 bps), 11/15/36	18,579
67,028(a)	Freddie Mac REMICS, Series 3373, Class FB, 1.455% (1 Month USD LIBOR + 58 bps), 10/15/37	67,542
56,962(a)	Freddie Mac REMICS, Series 3610, Class FA, 1.575% (1 Month USD LIBOR + 70 bps), 12/15/39	57,684
4,332(a)	Freddie Mac REMICS, Series 3784, Class F, 1.275% (1 Month USD LIBOR + 40 bps), 7/15/23	4,335
9,843(a)	Freddie Mac REMICS, Series 3914, Class LF, 1.075% (1 Month USD LIBOR + 20 bps), 8/15/26	9,832
17,653(a)	Freddie Mac REMICS, Series 3970, Class GF, 1.175% (1 Month USD LIBOR + 30 bps), 9/15/26	17,632
1,300,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-HQA3, Class M2, 2.684% (SOFR30A + 210 bps), 9/25/41 (144A)	1,193,970
1,835,000(a)	Freddie Mac Stacr Remic Trust, Series 2022-DNA1, Class M2, 3.084% (SOFR30A + 250 bps), 1/25/42 (144A)	1,587,276
430,000(a)	Freddie Mac Stacr Remic Trust, Series 2022-DNA3, Class M1B, 3.484% (SOFR30A + 290 bps), 4/25/42 (144A)	416,001
15Pioneer Short Term Income Fund  |  | 5/31/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
310,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class M1B, 2.434% (SOFR30A + 185 bps), 1/25/42 (144A)	$ 287,995
875,383(a)	Freddie Mac Stacr Trust, Series 2019-HRP1, Class M2, 2.406% (1 Month USD LIBOR + 140 bps), 2/25/49 (144A)	860,746
22,575(a)	Freddie Mac Strips, Series 237, Class F14, 1.275% (1 Month USD LIBOR + 40 bps), 5/15/36	22,699
52,362(a)	Freddie Mac Strips, Series 239, Class F30, 1.175% (1 Month USD LIBOR + 30 bps), 8/15/36	52,501
20,214(a)	Freddie Mac Strips, Series 244, Class F22, 1.225% (1 Month USD LIBOR + 35 bps), 12/15/36	20,391
1,215,613(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2D, 2.256% (1 Month USD LIBOR + 125 bps), 12/25/42	1,188,558
475,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1B, 2.984% (SOFR30A + 240 bps), 2/25/42 (144A)	450,016
510,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M2, 4.334% (SOFR30A + 375 bps), 2/25/42 (144A)	465,461
968,619(c)	FWD Securitization Trust, Series 2020-INV1, Class A2, 2.34%, 1/25/50 (144A)	942,785
62,052(a)	Government National Mortgage Association, Series 2005-3, Class FC, 1.125% (1 Month USD LIBOR + 25 bps), 1/16/35	61,837
59,209(a)	Government National Mortgage Association, Series 2005-16, Class FA, 1.177% (1 Month USD LIBOR + 25 bps), 2/20/35	58,943
10,229	Government National Mortgage Association, Series 2012-130, Class PA, 3.00%, 4/20/41	10,258
455,186(a)	Home Re Ltd., Series 2019-1, Class M1, 2.656% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	454,312
89,384(a)	Home Re Ltd., Series 2020-1, Class M1B, 4.256% (1 Month USD LIBOR + 325 bps), 10/25/30 (144A)	89,370
460,000(a)	Home Re Ltd., Series 2020-1, Class M1C, 5.156% (1 Month USD LIBOR + 415 bps), 10/25/30 (144A)	461,877
670,000(a)	Home Re Ltd., Series 2021-1, Class M2, 3.856% (1 Month USD LIBOR + 285 bps), 7/25/33 (144A)	604,873
980,000(a)	Home Re Ltd., Series 2021-2, Class M1C, 3.384% (SOFR30A + 280 bps), 1/25/34 (144A)	924,374
1,000,000(a)	Home RE, Ltd., Series 2022-1, Class M1A, 3.434% (SOFR30A + 285 bps), 10/25/34 (144A)	995,957
Pioneer Short Term Income Fund  |  | 5/31/2216

Schedule of Investments  |  5/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
400,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	$ 333,719
500,000	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	485,000
18,877(c)	IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 6A1, 2.928%, 10/25/34	17,870
23,034(a)	Interstar Millennium Series Trust, Series 2003-3G, Class A2, 1.483% (3 Month USD LIBOR + 50 bps), 9/27/35	21,995
212,488(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 1.506% (1 Month USD LIBOR + 50 bps), 5/25/33 (144A)	209,863
474,080(a)	LSTAR Securities Investment, Ltd., Series 2019-3, Class A1, 4.562% (1 Month USD LIBOR + 350 bps), 4/1/24 (144A)	474,086
500,000(a)	Mello Warehouse Securitization Trust, Series 2021-2, Class F, 5.756% (1 Month USD LIBOR + 475 bps), 4/25/55 (144A)	494,558
1,454(c)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2003-G, Class A3, 1.763%, 1/25/29	1,440
88,373(a)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2003-H, Class A1, 1.646% (1 Month USD LIBOR + 64 bps), 1/25/29	81,351
223,768(c)	New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (144A)	216,058
1,350,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class B1A, 4.506% (1 Month USD LIBOR + 350 bps), 7/25/29 (144A)	1,320,949
500,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class M1B, 2.956% (1 Month USD LIBOR + 195 bps), 7/25/29 (144A)	496,466
225,148(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M1B, 4.606% (1 Month USD LIBOR + 360 bps), 10/25/30 (144A)	224,832
460,000(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 6.256% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	469,275
450,000(c)	Oceanview Mortgage Loan Trust, Series 2020-1, Class A3, 3.285%, 5/28/50 (144A)	437,622
2,250,000(a)	PNMAC GMSR Issuer Trust, Series 2018-GT2, Class A, 3.656% (1 Month USD LIBOR + 265 bps), 8/25/25 (144A)	2,221,328
89,495(a)	Radnor Re, Ltd., Series 2018-1, Class M1, 2.406% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	89,500
1,136,581(a)	Radnor Re, Ltd., Series 2019-1, Class M1B, 2.956% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	1,133,621
17Pioneer Short Term Income Fund  |  | 5/31/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,256,279(a)	Radnor Re, Ltd., Series 2019-2, Class M1B, 2.756% (1 Month USD LIBOR + 175 bps), 6/25/29 (144A)	$ 1,251,737
1,000,000(a)	Radnor Re, Ltd., Series 2021-1, Class M1B, 2.284% (SOFR30A + 170 bps), 12/27/33 (144A)	978,101
630,000(a)	Radnor Re, Ltd., Series 2021-1, Class M2, 3.734% (SOFR30A + 315 bps), 12/27/33 (144A)	579,354
2,230,000(a)	Radnor Re, Ltd., Series 2021-2, Class M1B, 4.284% (SOFR30A + 370 bps), 11/25/31 (144A)	2,146,227
272,331(a)	RESI Finance LP, Series 2003-CB1, Class B3, 2.292% (1 Month USD LIBOR + 145 bps), 6/10/35 (144A)	243,773
1,000,000(c)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M3, 3.69%, 11/25/31 (144A)	923,821
450,000(c)	RMF Buyout Issuance Trust, Series 2022-HB1, Class M3, 4.50%, 4/25/32 (144A)	413,699
500,000(c)	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	396,554
843,780(c)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	822,509
163,121(c)	Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class A1, 2.521%, 1/28/50 (144A)	162,319
457,054(a)	STACR Trust, Series 2018-HRP1, Class M2, 2.656% (1 Month USD LIBOR + 165 bps), 4/25/43 (144A)	456,563
2,185,000(a)	STACR Trust, Series 2018-HRP2, Class M3, 3.406% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	2,148,183
283,553(a)	Traingle Re, Ltd., Series 2020-1, Class M1C, 5.506% (1 Month USD LIBOR + 450 bps), 10/25/30 (144A)	283,824
582,322(a)	Traingle Re, Ltd., Series 2021-1, Class M1C, 4.406% (1 Month USD LIBOR + 340 bps), 8/25/33 (144A)	582,175
780,000(a)	Traingle Re, Ltd., Series 2021-1, Class M2, 4.906% (1 Month USD LIBOR + 390 bps), 8/25/33 (144A)	773,062
1,500,000(a)	Triangle Re, Ltd., Series 2021-2, Class M1B, 3.606% (1 Month USD LIBOR + 260 bps), 10/25/33 (144A)	1,489,345
1,150,000(a)	Triangle Re, Ltd., Series 2021-3, Class M1B, 3.484% (SOFR30A + 290 bps), 2/25/34 (144A)	1,097,081
1,500,000(c)	Verus Securitization Trust, Series 2019-INV3, Class M1, 3.279%, 11/25/59 (144A)	1,428,603
1,120,129(c)	Verus Securitization Trust, Series 2021-4, Class A2, 1.247%, 7/25/66 (144A)	985,652
Pioneer Short Term Income Fund  |  | 5/31/2218

Schedule of Investments  |  5/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,000,000(c)	Visio Trust, Series 2019-2, Class M1, 3.26%, 11/25/54 (144A)	$ 1,805,950
246,058(c)	Vista Point Securitization Trust, Series 2020-2, Class A3, 2.496%, 4/25/65 (144A)	238,716
	Total Collateralized Mortgage Obligations (Cost $71,087,433)	$68,748,273

	Commercial Mortgage-Backed Securities—9.2% of Net Assets
500,000(a)	AREIT Trust, Series 2022-CRE6, Class E, 3.865% (SOFR30A + 340 bps), 1/16/37 (144A)	$ 480,545
1,500,000(a)	Austin Fairmont Hotel Trust, Series 2019-FAIR, Class E, 3.125% (1 Month USD LIBOR + 225 bps), 9/15/32 (144A)	1,390,936
1,350,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class C, 2.475% (1 Month USD LIBOR + 160 bps), 4/15/36 (144A)	1,308,773
558,986(b)(d)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
120,000(a)	BFLD Trust, Series 2020-OBRK, Class A, 2.925% (1 Month USD LIBOR + 205 bps), 11/15/28 (144A)	118,534
1,050,000(a)	BHP Trust, Series 2019-BXHP, Class D, 2.646% (1 Month USD LIBOR + 177 bps), 8/15/36 (144A)	997,397
670,000(a)	BPCRE, Ltd., Series 2021-FL1, Class E, 3.987% (1 Month USD LIBOR + 310 bps), 2/15/37 (144A)	645,991
478,449(a)	BTH-3 Mortgage-Backed Securities Trust, Series 2018-3, Class A, 3.562% (1 Month USD LIBOR + 250 bps), 7/8/21	477,719
1,680,232(a)	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, 2.272% (1 Month USD LIBOR + 140 bps), 10/15/38 (144A)	1,599,316
1,000,000(a)	BX Trust, Series 2019-ATL, Class B, 2.262% (1 Month USD LIBOR + 139 bps), 10/15/36 (144A)	964,900
128,424(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, 2.729% (1 Month USD LIBOR + 185 bps), 11/15/31 (144A)	123,464
992,754(a)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 3.225% (1 Month USD LIBOR + 235 bps), 6/15/34 (144A)	940,758
1,175,000(a)	CLNY Trust, Series 2019-IKPR, Class E, 3.596% (1 Month USD LIBOR + 272 bps), 11/15/38 (144A)	1,086,772
2,000,000(c)	COMM Mortgage Trust, Series 2020-CBM, Class E, 3.633%, 2/10/37 (144A)	1,801,820
19Pioneer Short Term Income Fund  |  | 5/31/22

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
3,404	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.877%, 4/15/37	$ 3,338
1,800,000(c)	Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, 3.963%, 12/10/36 (144A)	1,732,578
709,827(a)	FREMF Mortgage Trust, Series 2018-KF45, Class B, 2.753% (1 Month USD LIBOR + 195 bps), 3/25/25 (144A)	691,463
1,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2019-70P, Class D, 2.625% (1 Month USD LIBOR + 175 bps), 10/15/36 (144A)	919,770
600,000(a)	GS Mortgage Securities Corp. Trust, Series 2019-SMP, Class D, 2.825% (1 Month USD LIBOR + 195 bps), 8/15/32 (144A)	574,415
2,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class A, 1.975% (1 Month USD LIBOR + 110 bps), 12/15/36 (144A)	1,969,154
1,250,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 3.375% (1 Month USD LIBOR + 250 bps), 12/15/36 (144A)	1,203,200
150,000(a)	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 4.425% (1 Month USD LIBOR + 355 bps), 10/15/36 (144A)	140,604
1,700,000(a)	GS Mortgage Securities Trust, Series 2018-HART, Class C, 2.58% (1 Month USD LIBOR + 170 bps), 10/15/31 (144A)	1,609,522
775,902(a)	HPLY Trust, Series 2019-HIT, Class C, 2.475% (1 Month USD LIBOR + 160 bps), 11/15/36 (144A)	746,726
250,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class E, 3.475% (1 Month USD LIBOR + 260 bps), 9/15/29 (144A)	237,424
900,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 3.035% (1 Month USD LIBOR + 216 bps), 7/15/36 (144A)	856,243
241,737(c)	Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.574%, 11/12/49	181,303
808,916(a)	Morgan Stanley Capital I Trust, Series 2018-BOP, Class C, 2.375% (1 Month USD LIBOR + 150 bps), 8/15/33 (144A)	796,645
350,000(a)	Morgan Stanley Capital I Trust, Series 2019-BPR, Class B, 3.225% (1 Month USD LIBOR + 210 bps), 5/15/36 (144A)	329,865
Pioneer Short Term Income Fund  |  | 5/31/2220

Schedule of Investments  |  5/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
1,125,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class B, 2.675% (1 Month USD LIBOR + 180 bps), 7/15/36 (144A)	$ 1,105,990
875,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 3.956% (1 Month USD LIBOR + 295 bps), 11/25/36 (144A)	828,597
725,000(a)	Ready Capital Mortgage Financing LLC, Series 2022-FL8, Class E, 4.851% (SOFR30A + 425 bps), 1/25/37 (144A)	696,246
1,259,933(c)	Silver Hill Trust, Series 2019-1, Class A1, 3.102%, 11/25/49 (144A)	1,220,345
37,046(c)	Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 5/25/37 (144A)	36,921
405,040(a)	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class C, 2.495% (1 Month USD LIBOR + 165 bps), 11/11/34 (144A)	383,717
1,162,000(c)	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class C, 5.041%, 8/10/49 (144A)	1,161,280
877,925(c)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class AFX, 2.61%, 2/25/50 (144A)	860,788
1,400,000(a)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 2.20% (1 Month USD LIBOR + 133 bps), 12/15/34 (144A)	1,377,454
500,000(c)	WFRBS Commercial Mortgage Trust, Series 2014-C25, Class D, 3.803%, 11/15/47 (144A)	446,763
1,293,260(a)	XCALI Mortgage Trust, Series 2019-1, Class A, 4.40% (1 Month USD LIBOR + 225 bps), 11/6/21 (144A)	1,289,092
2,000,000(a)	XCALI Mortgage Trust, Series 2020-1, Class A, 4.05% (1 Month USD LIBOR + 240 bps), 1/22/23 (144A)	1,989,329
1,300,000(a)	XCALI Mortgage Trust, Series 2020-2, Class A, 4.05% (1 Month USD LIBOR + 200 bps), 2/7/23 (144A)	1,292,247
500,000(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 4.25% (1 Month USD LIBOR + 325 bps), 10/15/23 (144A)	495,731
	Total Commercial Mortgage-Backed Securities (Cost $38,978,404)	$37,113,675

	Corporate Bonds — 36.2% of Net Assets
	Aerospace & Defense — 0.4%
450,000	Boeing Co., 1.95%, 2/1/24	$ 438,829
1,125,000	Boeing Co., 2.196%, 2/4/26	1,032,287
	Total Aerospace & Defense	$1,471,116
21Pioneer Short Term Income Fund  |  | 5/31/22

Principal Amount USD ($)		Value
	Airlines — 0.7%
1,505,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.50%, 10/20/25 (144A)	$ 1,504,138
1,352,900	United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 1/15/26	1,310,257
	Total Airlines	$2,814,395
	Auto Manufacturers — 2.2%
1,750,000	Daimler Trucks Finance North America LLC, 2.00%, 12/14/26 (144A)	$ 1,609,373
1,200,000	Ford Motor Credit Co. LLC, 3.087%, 1/9/23	1,198,296
450,000	General Motors Co., 5.40%, 10/2/23	462,707
2,200,000	General Motors Financial Co., Inc., 1.20%, 10/15/24	2,077,788
1,655,000	Hyundai Capital America, 1.30%, 1/8/26 (144A)	1,491,057
500,000	Nissan Motor Co., Ltd., 3.043%, 9/15/23 (144A)	496,871
680,000	Volkswagen Group of America Finance LLC, 1.25%, 11/24/25 (144A)	623,920
1,030,000	VOLKSWAGEN GROUP OF AMERICA FINANCE LLC, 3.95%, 6/6/25 (144A)	1,030,685
	Total Auto Manufacturers	$8,990,697
	Banks — 18.7%
2,145,000	Banco Santander Chile, 2.70%, 1/10/25 (144A)	$ 2,053,859
1,000,000	Banco Santander S.A., 1.849%, 3/25/26	914,031
1,400,000	Banco Santander S.A., 3.892%, 5/24/24	1,406,531
700,000(c)	Bank of America Corp., 0.81% (SOFR + 74 bps), 10/24/24	675,170
5,695,000	Bank of America Corp., 4.20%, 8/26/24	5,795,790
1,645,000(c)	Bank of America Corp., 0.981% (SOFR + 91 bps), 9/25/25	1,543,331
1,550,000	Bank of Nova Scotia, 1.30%, 9/15/26	1,392,736
2,000,000	Bank of Nova Scotia, 3.45%, 4/11/25	1,996,418
1,500,000	Barclays Plc, 3.65%, 3/16/25	1,492,428
1,585,000(c)	BNP Paribas S.A., 2.591% (SOFR + 123 bps), 1/20/28 (144A)	1,455,031
1,990,000(c)	BNP Paribas SA, 2.819% (3 Month USD LIBOR + 111 bps), 11/19/25 (144A)	1,926,101
1,100,000(c)	BPCE SA, 2.045% (SOFR + 109 bps), 10/19/27 (144A)	988,672
1,215,000	BPCE SA, 4.50%, 3/15/25 (144A)	1,213,358
2,300,000(c)	Citigroup, Inc., 1.281% (SOFR + 53 bps), 11/3/25	2,166,588
2,230,000(c)	Citigroup, Inc., 3.352% (3 Month USD LIBOR + 90 bps), 4/24/25	2,213,675
650,000(c)(e)	Citigroup, Inc., 4.70% (SOFR + 323 bps)	579,066
Pioneer Short Term Income Fund  |  | 5/31/2222

Schedule of Investments  |  5/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
2,594,000	Federation des Caisses Desjardins du Quebec, 2.05%, 2/10/25 (144A)	$ 2,477,525
3,000,000(c)	Goldman Sachs Group, Inc., 1.948% (SOFR + 91 bps), 10/21/27	2,735,183
1,900,000	Goldman Sachs Group, Inc., 3.75%, 2/25/26	1,902,110
1,430,000(c)	HSBC Holdings Plc, 4.18% (SOFR + 151 bps), 12/9/25	1,431,581
1,450,000	HSBC Holdings Plc, 4.375%, 11/23/26	1,453,376
1,710,000(c)	Huntington National Bank, 4.008% (SOFR + 120 bps), 5/16/25	1,720,540
610,000(c)	ING Groep NV, 1.726% (SOFR + 100 bps), 4/1/27	551,227
2,885,000(c)	JPMorgan Chase & Co., 2.301% (SOFR + 116 bps), 10/15/25	2,790,272
1,510,000(c)(e)	JPMorgan Chase & Co. Series HH, 4.60% (SOFR + 313 bps)	1,351,906
1,445,000	Lloyds Banking Group Plc, 4.45%, 5/8/25	1,467,868
1,580,000(c)	Macquarie Group, Ltd., 1.201% (SOFR + 69 bps), 10/14/25 (144A)	1,475,843
2,490,000(c)	Mitsubishi UFJ Financial Group, Inc., 2.341% (1 Year CMT Index + 83 bps), 1/19/28	2,288,716
955,000	Mizuho Financial Group, Inc., 4.353%, 10/20/25 (144A)	955,794
910,000(c)	Morgan Stanley, 3.62% (SOFR + 116 bps), 4/17/25	909,408
2,040,000	Morgan Stanley, 4.00%, 7/23/25	2,061,067
1,170,000	Royal Bank of Canada, 1.15%, 6/10/25	1,091,948
1,610,000(c)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	1,462,204
605,000(c)	Societe Generale SA, 2.797% (1 Year CMT Index + 130 bps), 1/19/28 (144A)	548,214
2,000,000(c)	Standard Chartered Plc, 1.822% (1 Year CMT Index + 95 bps), 11/23/25 (144A)	1,879,684
2,700,000(c)	Standard Chartered Plc, 3.971% (1 Year CMT Index + 165 bps), 3/30/26 (144A)	2,667,849
1,945,000	Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/8/25	1,815,253
4,320,000	UBS AG/Stamford CT, 7.625%, 8/17/22	4,360,727
960,000(c)	UBS Group AG, 1.494% (1 Year CMT Index + 85 bps), 8/10/27 (144A)	856,455
1,320,000(c)	UBS Group AG, 4.488% (1 Year CMT Index + 155 bps), 5/12/26 (144A)	1,333,208
1,170,000(c)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	1,067,195
1,450,000(c)	Wells Fargo & Co., 2.406% (SOFR + 109 bps), 10/30/25	1,405,175
3,895,000	Wells Fargo & Co., 3.55%, 9/29/25	3,893,215
	Total Banks	$75,766,328
23Pioneer Short Term Income Fund  |  | 5/31/22

Principal Amount USD ($)		Value
	Commercial Services — 0.4%
1,500,000	Ashtead Capital, Inc., 1.50%, 8/12/26 (144A)	$ 1,335,099
400,000	Element Fleet Management Corp., 1.60%, 4/6/24 (144A)	384,547
	Total Commercial Services	$1,719,646
	Computers — 0.4%
1,550,000	CGI, Inc., 1.45%, 9/14/26 (144A)	$ 1,390,206
	Total Computers	$1,390,206
	Diversified Financial Services — 3.2%
700,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.65%, 10/29/24	$ 656,202
700,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	627,137
1,600,000	Air Lease Corp., 2.20%, 1/15/27	1,431,405
1,545,000(c)	Capital One Financial Corp., 1.343% (SOFR + 70 bps), 12/6/24	1,491,322
1,500,000	Capital One Financial Corp., 3.75%, 4/24/24	1,506,969
1,495,000(c)	Capital One Financial Corp., 4.166% (SOFR + 137 bps), 5/9/25	1,505,584
688,000(c)(e)	Charles Schwab Corp. Series G, 5.375% (5 Year CMT Index + 497 bps)	694,920
850,000(c)(e)	Charles Schwab Corp. Series I, 4.00% (5 Year CMT Index + 317 bps)	769,048
1,000,000	Nomura Holdings, Inc., 1.653%, 7/14/26	900,629
1,054,000	Nomura Holdings, Inc., 1.851%, 7/16/25	986,260
2,430,000	Nuveen Finance LLC, 4.125%, 11/1/24 (144A)	2,457,847
	Total Diversified Financial Services	$13,027,323
	Electric — 2.7%
1,000,000	AES Corp., 1.375%, 1/15/26	$ 903,613
715,000	Enel Finance International NV, 1.375%, 7/12/26 (144A)	643,135
1,390,000	Enel Finance International NV, 2.65%, 9/10/24 (144A)	1,357,375
1,175,000	NextEra Energy Capital Holdings, Inc., 1.875%, 1/15/27	1,083,640
1,135,000	NRG Energy, Inc., 2.00%, 12/2/25 (144A)	1,056,939
930,000	NRG Energy, Inc., 3.75%, 6/15/24 (144A)	922,318
1,500,000(b)	Southern Co., 4.475%, 8/1/24	1,527,835
2,270,000	Vistra Operations Co. LLC, 3.55%, 7/15/24 (144A)	2,224,877
1,270,000	Vistra Operations Co. LLC, 5.125%, 5/13/25 (144A)	1,272,438
	Total Electric	$10,992,170
Pioneer Short Term Income Fund  |  | 5/31/2224

Schedule of Investments  |  5/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Electronics — 0.2%
1,000,000	Flex, Ltd., 3.75%, 2/1/26	$ 981,902
	Total Electronics	$981,902
	Healthcare-Products — 0.4%
1,750,000	Olympus Corp., 2.143%, 12/8/26 (144A)	$ 1,616,976
	Total Healthcare-Products	$1,616,976
	Insurance — 1.5%
1(e)	Ambac Assurance Corp., 5.10% (144A)	$ 1
1,725,000	Athene Global Funding, 1.00%, 4/16/24 (144A)	1,638,489
1,445,000	Athene Global Funding, 2.75%, 6/25/24 (144A)	1,413,308
2,045,000	CNO Financial Group, Inc., 5.25%, 5/30/25	2,107,030
480,000	CNO Global Funding, 1.65%, 1/6/25 (144A)	459,199
250,000(a)	Integrity Re, Ltd. 0, 1.00% (3 Month U.S. Treasury Bill + 100 bps), 6/6/25 (144A)	249,750
	Total Insurance	$5,867,777
	Office & Business Equipment — 0.4%
1,750,000	CDW LLC/CDW Finance Corp., 2.67%, 12/1/26	$ 1,609,965
	Total Office & Business Equipment	$1,609,965
	Oil & Gas — 0.2%
1,000,000	Phillips 66 Co., 2.45%, 12/15/24 (144A)	$ 969,892
	Total Oil & Gas	$969,892
	Pipelines — 1.7%
1,105,000	Enbridge, Inc., 2.50%, 1/15/25	$ 1,072,497
1,740,000	Energy Transfer LP, 2.90%, 5/15/25	1,691,851
1,145,000	Midwest Connector Capital Co. LLC, 3.90%, 4/1/24 (144A)	1,137,943
1,500,000	MPLX LP, 4.875%, 12/1/24	1,534,127
1,390,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	1,436,136
	Total Pipelines	$6,872,554
	REITs — 0.8%
1,500,000	Essex Portfolio LP, 3.875%, 5/1/24	$ 1,510,762
1,737,000	Highwoods Realty LP, 3.625%, 1/15/23	1,742,064
	Total REITs	$3,252,826
	Savings & Loans — 0.4%
1,600,000	Nationwide Building Society, 1.50%, 10/13/26 (144A)	$ 1,445,644
	Total Savings & Loans	$1,445,644
25Pioneer Short Term Income Fund  |  | 5/31/22

Principal Amount USD ($)		Value
	Semiconductors — 0.8%
2,160,000	Microchip Technology, Inc., 0.983%, 9/1/24 (144A)	$ 2,030,365
1,500,000	Skyworks Solutions, Inc., 1.80%, 6/1/26	1,354,738
	Total Semiconductors	$3,385,103
	Telecommunications — 0.4%
618,000	Juniper Networks, Inc., 1.20%, 12/10/25	$ 569,529
1,030,000	T-Mobile USA, Inc., 3.50%, 4/15/25	1,022,257
	Total Telecommunications	$1,591,786
	Trucking & Leasing — 0.7%
712,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 1.70%, 6/15/26 (144A)	$ 647,387
2,294,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25 (144A)	2,295,244
	Total Trucking & Leasing	$2,942,631
	Total Corporate Bonds (Cost $155,666,598)	$146,708,937

	Insurance-Linked Securities — 3.2% of Net Assets#
	Event Linked Bonds — 2.3%
	Earthquakes – California — 0.1%
250,000(a)	Ursa Re, 6.963%, (3 Month U.S. Treasury Bill + 575 bps), 12/10/22 (144A)	$ 250,075
250,000(a)	Ursa Re II, 4.958%, (3 Month U.S. Treasury Bill + 375 bps), 12/7/23 (144A)	248,350
		$498,425
	Earthquakes – Mexico — 0.1%
250,000(a)	International Bank for Reconstruction & Development, 4.223%, (3 Month USD LIBOR + 350 bps), 3/13/24 (144A)	$ 251,625
	Earthquakes - U.S. — 0.1%
250,000(a)	Merna Reinsurance II, Ltd., 4.337%, (SOFR + 375 bps), 4/7/25 (144A)	$ 248,525
	Earthquakes - U.S. & Canada — 0.1%
250,000(a)	Acorn Re, 3.70%, (3 Month U.S. Treasury Bill + 250 bps), 11/7/24 (144A)	$ 248,325
	Health – U.S. — 0.1%
250,000(a)	Vitality Re X, 2.958%, (3 Month U.S. Treasury Bill + 175 bps), 1/10/23 (144A)	$ 247,850
Pioneer Short Term Income Fund  |  | 5/31/2226

Schedule of Investments  |  5/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Inland Flood – U.S. — 0.0%†
250,000(a)	FloodSmart Re, Ltd., 12.45%, (3 Month U.S. Treasury Bill + 1,125 bps), 2/25/25 (144A)	$ 242,875
	Multiperil – Florida — 0.1%
250,000(a)	Sanders Re II, 6.643%, (3 Month U.S. Treasury Bill + 543 bps), 6/7/23 (144A)	$ 248,550
	Multiperil - Texas — 0.1%
500,000(a)	Alamo Re, Ltd., 6.248%, (1 Month U.S. Treasury Bill + 504 bps), 6/8/22 (144A)	$ 498,500
	Multiperil – U.S. — 0.5%
25,000(a)	Caelus Re V, 1.346%, (1 Month U.S. Treasury Bill + 10 bps), 6/5/24 (144A)	$ 18,750
250,000(a)	Caelus Re V, 1.708%, (3 Month U.S. Treasury Bill + 50 bps), 6/9/25 (144A)	175,000
250,000(a)	Easton Re Pte, 5.22%, (3 Month U.S. Treasury Bill + 400 bps), 1/8/24 (144A)	246,475
250,000(a)	Four Lakes Re, 8.513%, (3 Month U.S. Treasury Bill + 700 bps), 1/5/24 (144A)	249,675
250,000(a)	Matterhorn Re, 5.845%, (SOFR + 525 bps), 3/24/25 (144A)	244,525
250,000(a)	Matterhorn Re, 8.28%, (SOFR + 775 bps), 3/24/25 (144A)	246,400
250,000(a)	Residential Reinsurance 2020, 7.723%, (3 Month U.S. Treasury Bill + 651 bps), 12/6/24 (144A)	250,450
250,000(a)	Residential Reinsurance 2021, 6.708%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	246,950
250,000(a)	Sanders Re II, 4.29%, (3 Month U.S. Treasury Bill + 325 bps), 4/7/25 (144A)	247,275
250,000(a)	Sanders Re III, 4.082%, (SOFR + 350 bps), 4/7/26 (144A)	248,775
		$2,174,275
	Multiperil – U.S. & Canada — 0.2%
250,000(a)	Hypatia, Ltd., 8.488%, (3 Month U.S. Treasury Bill + 728 bps), 6/7/23 (144A)	$ 250,625
250,000(a)	Hypatia, Ltd., 11.588%, (3 Month U.S. Treasury Bill + 1,038 bps), 6/7/23 (144A)	254,325
250,000(a)	Mona Lisa Re, 9.208%, (3 Month U.S. Treasury Bill + 800 bps), 1/9/23 (144A)	246,975
250,000(a)	Mystic Re IV, 7.018%, (3 Month U.S. Treasury Bill + 581 bps), 1/8/25 (144A)	241,925
		$993,850
27Pioneer Short Term Income Fund  |  | 5/31/22

Principal Amount USD ($)		Value
	Multiperil – U.S. Regional — 0.3%
750,000(a)	Long Point Re III, 2.75%, (3 Month U.S. Treasury Bill + 275 bps), 6/1/22	$ 750,000
250,000(a)	Long Point Re IV, Ltd., 5.458%, (3 Month USD LIBOR + 425 bps), 6/1/26 (144A)	249,875
250,000(a)	Matterhorn Re, 6.208%, (3 Month U.S. Treasury Bill + 500 bps), 1/8/24 (144A)	225,000
		$1,224,875
	Multiperil – Worldwide — 0.0%†
250,000(a)	Northshore Re II, 6.958%, (3 Month U.S. Treasury Bill + 575 bps), 1/8/24 (144A)	$ 245,925
	Pandemic – U.S — 0.1%
250,000(a)	Vitality Re XI, 2.708%, (3 Month U.S. Treasury Bill + 150 bps), 1/9/24 (144A)	$ 243,550
250,000(a)	Vitality Re XI, 3.008%, (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	243,550
		$487,100
	Windstorm – Florida — 0.1%
250,000(a)	Integrity Re, 4.872%, (3 Month USD LIBOR + 438 bps), 6/10/22 (144A)	$ 249,625
	Windstorm - Jamaica — 0.0%
250,000(a)	International Bank for Reconstruction & Development, 5.18%, (SOFRINDX + 440 bps), 12/29/23 (144A)	$ 246,250
	Windstorm - North Carolina — 0.1%
250,000(a)	Cape Lookout Re, 6.213%, (3 Month U.S. Treasury Bill + 500 bps), 3/28/25 (144A)	$ 248,225
	Windstorm – U.S — 0.1%
250,000(a)	Bonanza Re, 5.958%, (3 Month U.S. Treasury Bill + 475 bps), 12/23/24 (144A)	$ 247,900
	Windstorm – U.S. Regional — 0.2%
250,000(a)	Citrus Re, Ltd., 5.88%, (SOFR + 510 bps), 6/7/25 (144A)	$ 249,350
250,000(a)	Matterhorn Re, 5.836%, (3 Month USD LIBOR + 425 bps), 12/7/22 (144A)	247,100
250,000(a)	Matterhorn Re, 7.126%, (3 Month USD LIBOR + 550 bps), 12/7/22 (144A)	246,825
		$743,275
	Total Event Linked Bonds	$9,345,975
Pioneer Short Term Income Fund  |  | 5/31/2228

Schedule of Investments  |  5/31/22
(unaudited) (continued)
Face Amount USD ($)		Value
	Collateralized Reinsurance — 0.3%
	Earthquakes – California — 0.1%
250,000(f)+	Adare Re 2021, 9/30/27	$ 258,929
251,500(f)+	Adare Re 2022, 12/31/27	256,563
		$515,492
	Multiperil – Massachusetts — 0.1%
250,000(f)(g)+	Denning Re 2021, 7/31/25	$ 250,417
	Multiperil – Worldwide — 0.1%
250,000(f)(g)+	Cypress Re 2017, 1/31/23	$ 25
250,000(f)+	Gamboge Re 2022, 3/31/28	229,052
250,000(f)(g)+	Limestone Re 2020-1, 3/1/24 (144A)	10,550
250,000(f)(g)+	Resilience Re, 5/1/23	—
		$239,627
	Windstorm – Florida — 0.0%†
250,000(f)(g)+	Portrush Re 2017, 6/15/23	$ 159,525
	Windstorm – U.S. Regional — 0.0%†
250,000(f)(g)+	Oakmont Re 2017, 4/30/23	$ 7,350
	Total Collateralized Reinsurance	$1,172,411
	Reinsurance Sidecars — 0.6%
	Multiperil – U.S. — 0.0%†
250,000(g)(h)+	Harambee Re 2018, 12/31/22	$ —
250,000(g)(h)+	Harambee Re 2019, 12/31/22	175
250,000(g)(h)+	Harambee Re 2020, 12/31/23	6,425
		$6,600
	Multiperil – Worldwide — 0.6%
3,037(h)+	Alturas Re 2019-2, 3/10/23	$ 1,030
29,558(h)+	Alturas Re 2020-2, 3/10/23	8,349
216,442(g)(h)+	Alturas Re 2021-2, 12/31/24	—
205,131(h)+	Alturas Re 2022-2, 12/31/27	209,705
300,000(f)(g)+	Bantry Re 2016, 3/31/23	18,135
601,682(f)(g)+	Berwick Re 2018-1, 12/31/22	46,510
429,864(f)(g)+	Berwick Re 2019-1, 12/31/22	51,369
2,500(f)(g)+	Eden Re II, 3/22/23 (144A)	6,197
264,623(f)(g)+	Gullane Re 2018, 12/31/22	16,381
220,500(f)+	Gullane Re 2022, 12/31/27	228,705
250,000(h)+	Lion Rock Re 2020, 1/31/23	—
128,615(g)(h)+	Lorenz Re 2019, 6/30/23	14,919
500,000(f)(g)+	Merion Re 2021-2, 12/31/24	108,550
363,953(f)+	Merion Re 2022-2, 12/31/27	368,850
29Pioneer Short Term Income Fund  |  | 5/31/22

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
500,000(f)(g)+	Pangaea Re 2016-2, 11/30/22	$ 892
500,000(f)(g)+	Pangaea Re 2018-1, 12/31/22	10,527
250,000(f)(g)+	Pangaea Re 2018-3, 7/1/22	5,186
409,624(f)(g)+	Pangaea Re 2019-1, 2/1/23	8,536
183,828(f)(g)+	Pangaea Re 2019-3, 7/1/23	6,612
405,323(f)+	Pangaea Re 2020-1, 2/1/24	8,602
350,000(f)(g)+	Pangaea Re 2021-1, 12/31/24	10,098
330,907(f)+	Pangaea Re 2022-1, 12/31/27	330,907
150,000(f)(g)+	Sector Re V, 12/1/23 (144A)	19,168
10,000(f)(g)+	Sector Re V, 12/1/24 (144A)	28,471
250,000(a)(f)+	Sector Re V, 1.213%, (3 Month U.S. Treasury Bill + 0 bps), 12/1/26 (144A)	253,137
257,836(f)+	Sussex Re 2020-1, 12/31/22	5,054
250,000(g)(h)+	Thopas Re 2019, 12/31/22	—
500,000(h)+	Thopas Re 2020, 12/31/23	—
250,000(g)(h)+	Thopas Re 2021, 12/31/24	—
250,000(h)+	Thopas Re 2022, 12/31/27	256,825
250,000(f)+	Versutus Re 2018, 12/31/22	—
220,637(f)+	Versutus Re 2019-A, 12/31/22	—
29,363(f)+	Versutus Re 2019-B, 12/31/22	—
500,000(g)(h)+	Viribus Re 2020, 12/31/23	22,000
250,000(h)+	Viribus Re 2022, 12/31/27	275,525
		$2,320,240
	Total Reinsurance Sidecars	$2,326,840
	Industry Loss Warranties — 0.0%†
	Earthquakes - U.S. — 0.0%†
250,000(f)+	Vermillion Re 2022, 12/31/27	$ 243,529
	Total Industry Loss Warranties	$243,529
	Total Insurance-Linked Securities (Cost $13,444,777)	$13,088,755

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 3.7% of Net Assets
81(a)	Fannie Mae, 2.233%, (1 Year CMT Index + 212 bps), 11/1/25	$ 81
11,311(a)	Fannie Mae, 2.320%, (1 Year CMT Index + 232 bps), 12/1/28	11,310
Pioneer Short Term Income Fund  |  | 5/31/2230

Schedule of Investments  |  5/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,249(a)	Fannie Mae, 2.461%, (1 Year CMT Index + 221 bps), 4/1/29	$ 1,244
10,500(a)	Fannie Mae, 2.557%, (12 mo. USD LIBOR + 174 bps), 7/1/36	10,767
1,624(a)	Fannie Mae, 2.838%, (1 Year CMT Index + 246 bps), 4/1/28	1,617
96,247	Fannie Mae, 3.000%, 3/1/47	93,296
147,930	Fannie Mae, 3.000%, 4/1/50	143,870
99,078	Fannie Mae, 3.000%, 8/1/50	96,442
347,772	Fannie Mae, 3.000%, 11/1/50	338,232
76(a)	Fannie Mae, 3.350%, (6 Month USD LIBOR + 285 bps), 2/1/33	75
17,377(a)	Fannie Mae, 3.965%, (ECOFC + 193 bps), 12/1/36	18,481
2,400,000	Fannie Mae, 4.000%, 6/1/52 (TBA)	2,400,938
9,252	Fannie Mae, 5.500%, 12/1/35	9,923
56,460	Fannie Mae, 5.500%, 8/1/37	60,834
11,245	Fannie Mae, 6.000%, 2/1/34	11,859
5,837	Fannie Mae, 6.000%, 4/1/38	6,418
63,512	Fannie Mae, 6.500%, 4/1/29	66,719
1,470	Fannie Mae, 6.500%, 7/1/32	1,570
9,001	Fannie Mae, 7.000%, 1/1/36	9,751
2,400,000	Fannie Mae or Freddie Mac, 4.500%, 7/1/52 (TBA)	2,435,063
659(a)	Fannie Mae REMICS, 2.850%, (7 yr. US Treasury Yield Curve Rate T Note Constant Maturity + -5 bps), 9/25/22	658
19,397	Fannie Mae REMICS, 6.000%, 6/25/29	20,580
69,057(a)	Fannie Mae REMICS, 1.336%, (1 Month USD LIBOR + 40 bps), 12/18/32	68,947
53,471(a)	Fannie Mae REMICS, 1.306%, (1 Month USD LIBOR + 30 bps), 11/25/27	53,489
27,269(a)	Fannie Mae REMICS, 1.406%, (1 Month USD LIBOR + 40 bps), 3/25/34	27,331
28,904(a)	Fannie Mae REMICS, 1.356%, (1 Month USD LIBOR + 35 bps), 9/25/36	28,789
18,241(a)	Fannie Mae REMICS, 1.366%, (1 Month USD LIBOR + 36 bps), 3/25/37	18,165
62,238(a)	Fannie Mae REMICS, 1.256%, (1 Month USD LIBOR + 25 bps), 6/25/37	61,633
57,389(a)	Fannie Mae REMICS, 1.576%, (1 Month USD LIBOR + 57 bps), 9/25/37	57,759
62,877(a)	Fannie Mae REMICS, 1.586%, (1 Month USD LIBOR + 58 bps), 9/25/37	63,277
31Pioneer Short Term Income Fund  |  | 5/31/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
50,955(a)	Fannie Mae REMICS, 1.356%, (1 Month USD LIBOR + 35 bps), 3/25/37	$ 50,711
44,665(a)	Fannie Mae REMICS, 1.906%, (1 Month USD LIBOR + 90 bps), 7/25/38	45,705
14,314	Fannie Mae REMICS, 3.000%, 4/25/40	14,032
15,489	Fannie Mae REMICS, 1.500%, 4/25/27	15,475
6,387(a)	Freddie Mac, 2.158%, (12 mo. USD LIBOR + 191 bps), 8/1/31	6,356
1,713(a)	Freddie Mac, 2.370%, (1 Year CMT Index + 225 bps), 11/1/31	1,770
569(a)	Freddie Mac, 2.423%, (1 Year CMT Index + 236 bps), 1/1/28	569
1,637(a)	Freddie Mac, 2.826%, (6 Month USD LIBOR + 233 bps), 4/1/25	1,633
12,318	Freddie Mac, 5.000%, 12/1/39	13,132
37,838(a)	Freddie Mac REMICS, 1.425%, (1 Month USD LIBOR + 55 bps), 4/15/27	37,931
137,170(a)	Freddie Mac REMICS, 1.375%, (1 Month USD LIBOR + 50 bps), 7/15/31	137,442
36,778(a)	Freddie Mac REMICS, 1.375%, (1 Month USD LIBOR + 50 bps), 4/15/28	36,849
49,569(a)	Freddie Mac REMICS, 1.875%, (1 Month USD LIBOR + 100 bps), 2/15/32	50,572
78,958(a)	Freddie Mac REMICS, 1.445%, (1 Month USD LIBOR + 57 bps), 3/15/32	79,324
14,701(a)	Freddie Mac REMICS, 1.195%, (1 Month USD LIBOR + 32 bps), 11/15/36	14,620
87,551(a)	Freddie Mac REMICS, 1.250%, (1 Month USD LIBOR + 38 bps), 11/15/37	87,332
6,309(a)	Freddie Mac REMICS, 1.125%, (1 Month USD LIBOR + 25 bps), 8/15/25	6,309
52,705(a)	Freddie Mac REMICS, 1.375%, (1 Month USD LIBOR + 50 bps), 2/15/41	52,883
72,245(a)	Freddie Mac REMICS, 1.295%, (1 Month USD LIBOR + 42 bps), 4/15/41	72,175
29,302(a)	Freddie Mac REMICS, 1.425%, (1 Month USD LIBOR + 55 bps), 2/15/42	29,465
76,505	Freddie Mac REMICS, 3.000%, 12/15/25	76,846
16,505	Government National Mortgage Association, 6.000%, 12/15/31	17,454
36,661	Government National Mortgage Association, 6.000%, 11/15/36	40,594
Pioneer Short Term Income Fund  |  | 5/31/2232

Schedule of Investments  |  5/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
5,508	Government National Mortgage Association, 6.500%, 7/15/35	$ 5,942
8,713	Government National Mortgage Association, 6.500%, 10/15/37	9,376
9,442	Government National Mortgage Association, 7.500%, 10/15/36	9,642
39,403(a)	Government National Mortgage Association, 1.427%, (1 Month USD LIBOR + 50 bps), 2/20/38	39,591
63,490(a)	Government National Mortgage Association, 1.227%, (1 Month USD LIBOR + 30 bps), 8/20/40	63,038
6,655	Government National Mortgage Association I, 6.500%, 5/15/31	7,262
8,000,000	United States Treasury Notes, 2.750%, 4/30/27	7,973,125
	Total U.S. Government and Agency Obligations (Cost $15,059,945)	$15,116,273

	SHORT TERM INVESTMENTS — 5.9% of Net Assets
	Repurchase Agreements — 3.2%
4,500,000	$4,500,000 Bank of America, 0.80%, dated 5/31/22 plus accrued interest on 6/1/22 collateralized by $4,590,000 Government National Mortgage Association, 2.5%, 5/20/52	$ 4,500,000
4,100,000	$4,100,000 RBC Dominion Securities Inc., 0.78%, dated 5/31/22 plus accrued interest on 6/1/22 collateralized by $4,182,133 U.S. Treasury Note, 0.5%, 10/31/27	4,100,000
4,300,000	$4,300,000 Toronto-Dominion Bank, 0.78%, dated 5/31/22 plus accrued interest on 6/1/22 collateralized by $4,386,027 U.S. Treasury Note, 1.875%, 10/31/22	4,300,000
		$12,900,000
	Commercial Paper — 2.7% of Net Assets
1,600,000	Amphenol Corp., 0.93%, 6/1/22	$ 1,599,956
1,600,000	Centerpoint Energy Resources Corp., 1.00%, 6/1/22	1,599,955
1,600,000	Duke Energy Corp., 0.95%, 6/1/22	1,599,957
1,300,000	Energy Transfer Partners, 0.00%, 6/1/22	1,299,955
1,600,000	FMC Corp., 1.25%, 6/1/22	1,599,943
33Pioneer Short Term Income Fund  |  | 5/31/22

Principal Amount USD ($)		Value
	Commercial Paper — (continued)
1,600,000	Mondelez International Inc., 1.00%, 6/1/22	$ 1,599,956
1,600,000	Sonoco Products Co., 0.95%, 6/1/22	1,599,956
	Total Commercial Paper (Cost $10,900,000)	$10,899,678

	TOTAL SHORT TERM INVESTMENTS (Cost $23,800,000)	$23,799,678
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.6% (Cost $424,339,106)	$407,235,393
	OTHER ASSETS AND LIABILITIES — (0.6)%	$(2,575,037)
	net assets — 100.0%	$404,660,356

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
Strips	Separate trading of Registered interest and principal of securities.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2022, the value of these securities amounted to $257,214,837, or 63.6% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at May 31, 2022.
(b)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at May 31, 2022.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at May 31, 2022.
(d)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Issued as participation notes.
(g)	Non-income producing security.
(h)	Issued as preference shares.
Pioneer Short Term Income Fund  |  | 5/31/2234

Schedule of Investments  |  5/31/22
(unaudited) (continued)
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at May 31, 2022.
†	Amount rounds to less than 0.1%.
+	Security that used signiﬁcant unobservable inputs to determine its value.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Acorn Re	10/25/2021	$250,000	$248,325
Adare Re 2021	9/29/2021	250,000	258,929
Adare Re 2022	12/30/2021	251,500	256,563
Alamo Re, Ltd.	11/9/2021	506,975	498,500
Alturas Re 2019-2	12/19/2018	3,037	1,030
Alturas Re 2020-2	1/1/2020	29,558	8,349
Alturas Re 2021-2	2/16/2021	11,311	—
Alturas Re 2022-2	1/18/2022	205,131	209,705
Bantry Re 2016	2/6/2019	18,135	18,135
Berwick Re 2018-1	1/10/2018	87,886	46,510
Berwick Re 2019-1	12/31/2018	51,365	51,369
Bonanza Re	12/15/2020	250,000	247,900
Caelus Re V	4/27/2017	25,000	18,750
Caelus Re V	5/4/2018	250,000	175,000
Cape Lookout Re	3/16/2022	250,000	248,225
Citrus Re, Ltd.	4/11/2022	250,000	249,350
Cypress Re 2017	1/24/2017	840	25
Denning Re 2021	7/28/2021	244,573	250,417
Easton Re Pte	12/15/2020	250,000	246,475
Eden Re II	1/22/2019	293	6,197
FloodSmart Re, Ltd.	2/14/2022	250,000	242,875
Four Lakes Re	11/5/2020	250,000	249,675
Gamboge Re 2022	4/11/2022	224,824	229,052
Gullane Re 2018	3/26/2018	—	16,381
Gullane Re 2022	2/17/2022	220,500	228,705
Harambee Re 2018	12/19/2017	5,311	—
Harambee Re 2019	12/20/2018	—	175
Harambee Re 2020	2/27/2020	1,003	6,425
Hypatia, Ltd.	7/10/2020	250,000	250,625
Hypatia, Ltd.	7/10/2020	250,000	254,325
Integrity Re	12/4/2019	249,981	249,625
International Bank for Reconstruction & Development	2/28/2020	250,000	251,625
35Pioneer Short Term Income Fund  |  | 5/31/22

Restricted Securities	Acquisition date	Cost	Value
International Bank for Reconstruction & Development	7/19/2021	$250,000	$246,250
Limestone Re 2020-1	12/27/2019	1,250	10,550
Lion Rock Re 2020	12/30/2019	—	—
Long Point Re III	11/24/2021	752,000	750,000
Long Point Re IV, Ltd.	5/13/2022	250,000	249,875
Lorenz Re 2019	7/10/2019	40,367	14,919
Matterhorn Re	1/29/2020	250,000	225,000
Matterhorn Re	11/24/2020	250,000	247,100
Matterhorn Re	11/24/2020	250,000	246,825
Matterhorn Re	3/10/2022	250,000	244,525
Matterhorn Re	3/10/2022	250,000	246,400
Merion Re 2021-2	12/28/2020	136,047	108,550
Merion Re 2022-2	3/1/2022	363,953	368,850
Merna Reinsurance II, Ltd.	3/25/2022	250,000	248,525
Mona Lisa Re	12/30/2019	250,000	246,975
Mystic Re IV	6/9/2021	250,000	241,925
Northshore Re II	12/2/2020	250,000	245,925
Oakmont Re 2017	5/10/2017	—	7,350
Pangaea Re 2016-2	5/31/2016	—	892
Pangaea Re 2018-1	12/26/2017	71,503	10,527
Pangaea Re 2018-3	6/27/2018	60,216	5,186
Pangaea Re 2019-1	1/9/2019	4,301	8,536
Pangaea Re 2019-3	7/25/2019	5,515	6,612
Pangaea Re 2020-1	1/21/2020	—	8,602
Pangaea Re 2021-1	1/28/2021	19,093	10,098
Pangaea Re 2022-1	1/11/2022	330,907	330,907
Portrush Re 2017	6/12/2017	191,746	159,525
Residential Reinsurance 2020	10/30/2020	250,000	250,450
Residential Reinsurance 2021	10/28/2021	250,000	246,950
Resilience Re	2/8/2017	124	—
Sanders Re II	5/20/2020	250,000	248,550
Sanders Re II	11/23/2021	250,000	247,275
Sanders Re III	3/22/2022	250,000	248,775
Sector Re V	12/4/2018	30,762	19,168
Sector Re V	1/1/2020	10,000	28,471
Sector Re V	12/6/2021	250,000	253,137
Sussex Re 2020-1	1/21/2020	—	5,054
Thopas Re 2019	12/21/2018	—	—
Thopas Re 2020	12/30/2019	—	—
Thopas Re 2021	1/22/2021	—	—
Thopas Re 2022	2/15/2022	250,000	256,825
Ursa Re	11/20/2019	250,000	250,075
Ursa Re II	10/8/2020	250,000	248,350
Pioneer Short Term Income Fund  |  | 5/31/2236

Schedule of Investments  |  5/31/22
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Vermillion Re 2022	2/22/2022	$238,875	$243,529
Versutus Re 2018	1/31/2018	—	—
Versutus Re 2019-A	1/28/2019	—	—
Versutus Re 2019-B	12/24/2018	—	—
Viribus Re 2020	12/30/2019	50,960	22,000
Viribus Re 2022	4/18/2022	250,000	275,525
Vitality Re X	2/3/2020	249,935	247,850
Vitality Re XI	1/23/2020	250,000	243,550
Vitality Re XI	1/23/2020	250,000	243,550
Total Restricted Securities			$13,088,755
% of Net assets			3.2%
FUTURES CONTRACT
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
570	U.S. 2 Year Note (CBT)	9/30/22	$120,388,602	$120,327,890	$(60,712)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
185	U.S. 10 Year Note (CBT)	9/21/22	$(22,214,286)	$(22,098,829)	$115,457
285	U.S. 5 Year Note (CBT)	9/30/22	(32,287,103)	(32,191,642)	95,461
12	U.S. Long Bond (CBT)	9/21/22	(1,693,729)	(1,673,250)	20,479
			$(56,195,118)	$(55,963,721)	$231,397
TOTAL FUTURES CONTRACTS			$64,193,484	$64,364,169	$170,685
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
37Pioneer Short Term Income Fund  |  | 5/31/22

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of May 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
U.S. Government and Agency Obligations	$—	$15,116,273	$—	$15,116,273
Senior Secured Floating Rate Loan Interests	—	8,860,850	—	8,860,850
Asset Backed Securities	—	93,798,952	—	93,798,952
Collateralized Mortgage Obligations	—	68,748,273	—	68,748,273
Commercial Mortgage-Backed Securities	—	37,113,675	—	37,113,675
Corporate Bonds	—	146,708,937	—	146,708,937
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes – California	—	—	515,492	515,492
Multiperil – Massachusetts	—	—	250,417	250,417
Multiperil – Worldwide	—	—	239,627	239,627
Windstorm – Florida	—	—	159,525	159,525
Windstorm – U.S. Regional	—	—	7,350	7,350
Reinsurance Sidecars
Multiperil – U.S.	—	—	6,600	6,600
Multiperil – Worldwide	—	—	2,320,240	2,320,240
Industry Loss Warranties
Earthquakes - U.S.	—	—	243,529	243,529
All Other Insurance-Linked Securities	—	9,345,975	—	9,345,975
Repurchase Agreements	12,900,000	—	—	12,900,000
Commercial Paper	—	10,899,678	—	10,899,678
Total Investments in Securities	$12,900,000	$390,592,613	$3,742,780	$407,235,393
Other Financial Instruments
Net unrealized appreciation on futures contracts	$170,685	$—	$—	$170,685
Total Other Financial Instruments	$170,685	$—	$—	$170,685
Pioneer Short Term Income Fund  |  | 5/31/2238

Schedule of Investments  |  5/31/22
(unaudited) (continued)
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Insurance- Linked Securities
Balance as of 8/31/21	$2,984,459
Realized gain (loss)	(214,608)
Changed in unrealized appreciation (depreciation)	76,531
Accrued discounts/premiums	(1,244,251)
Purchases	2,835,690
Sales	(695,041)
Transfers in to Level 3*	—
Transfers out of Level 3*	—
Balance as of 5/31/22	$3,742,780
*	Transfers are calculated on the beginning of period values. For the nine months ended May 31, 2022, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at May 31, 2022:	$(31,732)
39Pioneer Short Term Income Fund  |  | 5/31/22